BALANCE SHEETS (Parentheticals) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts payable and accrued expenses, related parties (in Dollars)	$ 14,605	$ 40,293	$ 92,308
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	13,159,694	11,179,266	8,412,101
Common stock, shares outstanding	13,159,694	11,179,266	8,412,101
Series A Preferred Stock [Member]
Preferred stock, shares issued		184.4	184.4
Preferred stock, shares outstanding			184.4
Preferred stock, liquidation preference (in Dollars)			922,000
Preferred stock, debt discount (in Dollars)			37,399
Preferred stock, shares authorized	200	200	200
Series B Preferred Stock [Member]
Preferred stock, shares issued		177.5	177.5
Preferred stock, shares outstanding			177.5
Preferred stock, liquidation preference (in Dollars)			887,500
Preferred stock, debt discount (in Dollars)			72,478
Preferred stock, shares authorized	600	600	600
Series C Preferred Stock [Member]
Preferred stock, shares issued	2,461	2,711
Preferred stock, shares outstanding	2,461	2,711
Preferred stock, debt discount (in Dollars)		0	483,893
Preferred stock, Series C %	9.00%	9.00%	9.00%
Preferred stock, shares issued	2,461	2,711	2,781
Preferred stock, shares outstanding	2,461	2,711	2,781
Preferred stock, liquidation preference (in Dollars)	$ 2,461,000	$ 2,711,000	$ 2,781,000
Preferred stock, shares authorized	4,200	4,200	4,200